UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2009

Date of reporting period:	April 30, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2009

Total Return for the 6 Months Ended April 30, 2009
Class A	Class B	Class C	Class I	Class R	Class W	Morgan Stanley Capital International (MSCI) EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
–4.95%	–5.33%	–5.27%	–4.82%	–5.07%	–4.96%	–2.64%	–4.55%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

A global rally in March and April 2009 helped international markets to regain some of their prior losses to finish the six-month period with a -2.64 percent return (as measured by the MSCI EAFE Index). For most of the period, markets continued their downward slide driven by fears of deepening global recession. But in early March, a change in the rate of decline in some economic measures, new interventions announced by the U.S. Treasury and Federal Reserve, and extremely oversold conditions sparked a rally in markets worldwide that continued through April.

Global economic data in the last two months of the period appeared fairly consistent in confirming economic stabilization, or the bottoming of the decline. Purchasing manager index (PMI) surveys have moved higher throughout the developed world, with the U.S. manufacturing PMI bottoming in January, followed by the Eurozone and Japan bottoming in February. As of April 2009, the U.S. manufacturing PMI had moved higher for four months in a row, with the new orders index returning to levels last seen before the Lehman Brothers bankruptcy in September 2008. Bottoming consumer sentiment and strengthening International Strategy & Investment company surveys corroborate this improvement, as do U.S. jobless claims, which stayed roughly flat — albeit at a high 650,000 level — since February. U.S. new and existing home sales also seemed to stabilize for several months, although inventories remained high and home prices were still falling. Again, with light at the end of the tunnel (however dim), we think investors could begin to add risk opportunistically.

China saw a marked improvement in growth, as stimulus gained traction and retail sales remained resilient. Chinese manufacturing PMI improved for six months in a row and reached 53.5 in April (a reading above 50 indicates expansion), a level last seen almost a year ago. Attention will soon turn to the second half of the year, however, to see if the upturn can be sustained after the stimulus fades. Hopefully that second-half growth can enjoy the benefit of new construction activity (given recent increases in home sales) and any continued stabilization in developed world end demand.

Performance Analysis

All share classes of Morgan Stanley International Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index") and the Lipper International Large-Cap Core Funds Index for the six months ended April 30, 2009, assuming no deduction of applicable sales charges.

The chief detractors from relative performance during the period included overweight allocations to consumer staples and health care, traditionally defensive sectors (those that have less sensitivity to economic cycles). Defensive sectors declined during the market's rally in March and April. Underweight allocations to the industrials and telecommunication services sectors also dampened relative performance. On a country basis, underweight allocations to Sweden and Denmark were the main areas of relative weakness.

However, an underweight allocation to financials and overweight to information technology benefited relative performance during the period. Overweight allocations to Hong Kong and Singapore further added to relative gains, as did the Fund's emerging markets exposure, primarily in Brazil and China.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/09
Nestle S.A. (Registered Shares)	2.2%
BP PLC	1.9
Vodafone Group PLC	1.9
Toyota Motor Corp.	1.8
HSBC Holdings PLC (Registered Shares)	1.7
Total S.A.	1.6
BHP Billiton Ltd.	1.5
GlaxoSmithKline PLC	1.5
Roche Holdings AG	1.4
Novartis AG (Registered Shares)	1.4
TOP FIVE COUNTRIES as of 04/30/09
Japan	26.8%
United Kingdom	21.6
France	9.1
Switzerland	7.7
Germany	4.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2009
Symbol	Class A Shares* (since 06/28/99) INLAX	Class B Shares** (since 06/28/99) INLBX	Class C Shares† (since 06/28/99) INLCX	Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	–41.29%[3] –44.37 [4]	–41.73%[3] –44.64 [4]	–41.73%[3] –42.31 [4]	–41.15%[3] —	–41.49%[3] —	–41.36%[3] —
5 Years	1.40 [3]	0.59 [3]	0.60 [3]	1.60 [3]	—	—
	0.31 [4]	0.20 [4]	0.60 [4]	—	—	—
Since	0.27 [3]	–0.38 [3]	–0.49 [3]	0.48 [3]	–35.50 [3]	–35.37 [3]
Inception	–0.27 [4]	–0.38 [4]	–0.49 [4]	—	—	—
Gross Expense Ratio	1.37	2.11	2.08	1.11	1.63	1.48

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the US & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/08 – 04/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/08	04/30/09	11/01/08 04/30/09
Class A
Actual (–4.95% return)	$1,000.00	$950.50	$8.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.77	$9.10
Class B
Actual (–5.33% return)	$1,000.00	$946.70	$12.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.05	$12.82
Class C
Actual (–5.27% return)	$1,000.00	$947.30	$12.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.05	$12.82
Class I
Actual (–4.82% return)	$1,000.00	$951.80	$7.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.85
Class R
Actual (–5.07% return)	$1,000.00	$949.30	$10.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.53	$10.34
Class W
Actual (–4.96% return)	$1,000.00	$950.40	$9.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.27	$9.59

  @  Expenses are equal to the Fund's annualized expense ratios of 1.82%, 2.57%, 2.57%, 1.57% , 2.07% and 1.92% for Class A, Class B, Class C, Class I ,Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.83%, 2.58%, 2.58%, 1.58%, 2.08% and 1.93% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively.

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.4%)
	Australia (3.4%)
	Aluminum
38,820	Alumina Ltd. (c)	$42,037
	Beverages: Alcoholic
15,985	Foster's Group Ltd.	61,222
	Beverages: Non-Alcoholic
4,218	Coca-Cola Amatil Ltd.	28,018
	Biotechnology
2,230	CSL Ltd.	55,783
	Building Products
16,275	CSR Ltd.	15,968
	Casino/Gaming
3,127	TABCORP Holdings Ltd.	16,930
	Chemicals: Agricultural
40,428	Incitec Pivot Ltd.	61,994
3,383	Nufarm Limited	32,527
		94,521
	Chemicals: Major Diversified
8,586	Orica Ltd.	104,833
	Construction Materials
10,534	Boral Ltd. (c)	31,311
	Containers/Packaging
20,438	Amcor Ltd.	71,147
	Electric Utilities
5,790	Origin Energy Ltd.	68,546
	Engineering & Construction
1,853	Leighton Holdings Ltd. (c)	28,374
	Financial Conglomerates
1,577	Macquarie Group Ltd. (c)	38,371
4,247	Suncorp-Metway Ltd.	18,210
		56,581
	Food Retail
7,609	Woolworths Ltd.	147,757
	Gas Distributors
3,841	AGL Energy Ltd.	42,207

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
3,197	Wesfarmers Ltd. (c)	$52,602
1,232	Wesfarmers Ltd. (PPS)	20,244
		72,846
	Investment Managers
10,772	AMP Ltd.	40,630
	Investment Trusts/Mutual Funds
18,249	Macquarie Infrastructure Group (Stapled Securities)**	17,904
	Major Banks
2,342	Australia and New Zealand Banking Group Ltd.	27,063
1,933	Commonwealth Bank of Australia	49,323
2,591	National Australia Bank Ltd.	38,846
2,709	Westpac Banking Corp. (c)	37,800
		153,032
	Major Telecommunications
16,799	Telstra Corp., Ltd.	40,655
	Medical/Nursing Services
1,133	Sonic Healthcare Ltd.	9,601
	Miscellaneous Commercial Services
7,698	Brambles Ltd.	33,120
	Multi-Line Insurance
13,204	Insurance Australia Group Ltd.	33,298
	Oil & Gas Production
3,996	Santos Ltd.	47,685
3,375	Woodside Petroleum Ltd.	94,138
		141,823
	Oil Refining/Marketing
3,373	Caltex Australia Ltd.	24,268
	Other Metals/Minerals
81,481	BHP Billiton Ltd.	1,970,125
71,809	OZ Minerals Ltd.	39,140
6,860	Rio Tinto Ltd.	321,216
		2,330,481

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Transportation
6,277	Transurban Group (Stapled Securities) (b)(c)	$20,346
	Precious Metals
11,982	Newcrest Mining Ltd.	260,715
	Property - Casualty Insurers
5,013	QBE Insurance Group Ltd. (c)	79,385
	Publishing: Newspapers
7,583	Fairfax Media Ltd. (c)	6,530
	Real Estate Development
3,305	Lend Lease Corp., Ltd.	17,342
	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities) (b)	3,058
	Steel
22,448	BlueScope Steel Ltd. (c)	38,175
32,914	Fortescue Metals Group Limited (a)	56,452
20,593	OneSteel Ltd.	33,374
3,744	Sims Metal Management Ltd.	54,419
		182,420
	Trucking
2,986	Toll Holdings Ltd.	12,803
	Total Australia	4,345,492
	Austria (0.1%)
	Oil Refining/Marketing
2,575	OMV AG	80,848
	Belgium (0.4%)
	Beverages: Alcoholic
2,742	Anheuser - Busch InBev NV Strip VVPR (a)	7
4,231	InBev NV (c)	130,518
		130,525
	Chemicals: Specialty
957	Solvay S.A.	82,595

NUMBER OF SHARES		VALUE
	Financial Conglomerates
943	CNP-CIE NATL A PORTEFEUL (c)	$45,678
1,486	Groupe Bruxelles Lambert S.A.	108,058
		153,736
	Major Telecommunications
2,779	Belgacom S.A. (c)	81,204
	Other Metals/Minerals
2,270	Umicore (c)	44,992
	Pharmaceuticals: Other
2,303	UCB S.A. (c)	63,121
	Total Belgium	556,173
	Bermuda (0.6%)
	Apparel/Footwear
18,500	Yue Yuen Industrial (Holdings) Ltd.	41,249
	Apparel/Footwear Retail
30,300	Esprit Holdings Ltd.	187,077
	Construction Materials
16,000	Cheung Kong Infrastructure Holdings Ltd.	62,038
	Contract Drilling
4,400	Seadrill Ltd. (c)	47,986
	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	18,799
	Real Estate Development
16,884	Kerry Properties Ltd.	51,632
	Wholesale Distributors
109,220	Li & Fung Ltd. (Hong Kong)	310,042
	Total Bermuda	718,823
	Brazil (0.7%)
	Aerospace & Defense
3,300	Empresa Brasileira de Aeronautica S.A.	13,417

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Department Stores
9,000	Lojas Renner S.A.	$81,656
	Finance/Rental/Leasing
2,100	Redecard SA	26,430
	Food: Meat/Fish/Dairy
5,800	Perdigao S.A.	85,452
	Integrated Oil
11,700	Petroleo Brasileiro S.A.	196,964
	Investment Banks/Brokers
7,700	BM&F BOVESPA SA	31,659
	Major Banks
12,200	Banco do Brasil S.A.	104,502
	Railroads
12,800	All America Latina Logistica (Units) (d)	65,727
	Real Estate Development
13,200	Cyrela Brazil Realty S.A.	84,002
	Steel
2,800	Companhia Siderurgica Nacional S.A.	51,678
6,800	Companhia Vale do Rio Doce	113,077
		164,755
	Total Brazil	854,564
	Cayman Islands (0.2%)
	Agricultural Commodities/Milling
54,756	Chaoda Modern Agriculture (Holdings) Ltd.	31,370
	Apparel/Footwear
28,000	Li Ning Co., Ltd.	57,806
	Industrial Specialties
22,000	Kingboard Chemical Holdings Ltd.	53,935
	Major Telecommunications
65,000	Hutchison Telecommunications International Ltd.	11,993

NUMBER OF SHARES		VALUE
	Other Transportation
1,800	Hopewell Highway Infrastructure Ltd.	$985
	Real Estate Development
87,843	Agile Property Holdings Ltd.	66,307
44,000	China Resources Land Ltd.	79,710
		146,017
	Wireless Telecommunications
65,000	Hutchison Telecommunications Hong Kong Holdings Limited (a)	6,123
	Total Cayman Islands	308,229
	Denmark (0.6%)
	Biotechnology
1,053	Novozymes A/S (B Shares) (c)	71,729
	Electrical Products
1,771	Vestas Wind Systems A/S (a)(c)	116,863
	Marine Shipping
23	A P Moller - Maersk A/S (B Shares) (c)	135,224
	Pharmaceuticals: Major
9,935	Novo Nordisk A/S (B Shares)	475,583
	Trucking
2,250	DSV A/S (c)	25,678
	Total Denmark	825,077
	Finland (1.4%)
	Electric Utilities
8,456	Fortum Oyj (c)	172,074
	Engineering & Construction
2,296	Kone Oyj (B Shares) (c)	63,461
	Food Retail
3,248	Kesko Oyj (B Shares) (c)	85,175
	Industrial Machinery
2,428	Metso Oyj	37,650
	Oil Refining/Marketing
2,037	Neste Oil Oyj	26,601

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
2,897	Outokumpu Oyj	$43,658
	Property - Casualty Insurers
3,793	Sampo Oyj (A Shares)	71,414
	Pulp & Paper
9,349	Stora Enso Oyj (Registered Shares) (c)	53,932
7,721	UPM-Kymmene Oyj	69,773
		123,705
	Steel
1,336	Rautaruukki Oyj	25,136
	Telecommunication Equipment
82,441	Nokia Oyj (c)	1,192,220
	Trucks/Construction/Farm Machinery
1,096	Wartsila Oyj	36,601
	Total Finland	1,877,695
	France (9.1%)
	Advertising/Marketing Services
1,581	Publicis Groupe	48,666
	Aerospace & Defense
1,523	Thales S.A.	63,576
290	Zodiac S.A. (c)	8,526
		72,102
	Apparel/Footwear
917	Hermes International (c)	122,287
3,184	LVMH Moet Hennessy Louis Vuitton S.A. (c)	241,770
		364,057
	Auto Parts: O.E.M.
1,777	Valeo S.A. (c)	36,948
	Automotive Aftermarket
1,742	Compagnie Generale des Etablissements Michelin (B Shares) (c)	89,877

NUMBER OF SHARES		VALUE
	Beverages: Alcoholic
1,865	Pernod-Ricard S.A. (c)	$111,004
	Broadcasting
3,187	Societe Television Francaise 1 (c)	30,107
	Building Products
4,282	Compagnie de Saint-Gobain (c)	155,377
	Chemicals: Specialty
4,506	Air Liquide S.A. (c)	368,773
	Construction Materials
687	Imerys S.A. (c)	28,737
2,678	Lafarge S.A. (c)	153,140
		181,877
	Department Stores
1,403	PPR (c)	108,501
	Electric Utilities
2,458	Electricite de France (EDF) (c)	114,835
	Electrical Products
4,529	Schneider Electric S.A.	347,016
	Engineering & Construction
6,488	Bouygues S.A. (c)	279,161
3,922	Vinci S.A.	177,471
		456,632
	Financial Conglomerates
401	Eurazeo	16,540
445	Wendel	16,512
		33,052
	Food Retail
14,296	Carrefour S.A. (c)	584,286
1,716	Casino Guichard-Perrachon S.A.	108,005
		692,291
	Food: Major Diversified
6,404	Groupe Danone (c)	306,177
	Gas Distributors
20,038	GDF Suez	723,786

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Hotels/Resorts/Cruiselines
2,532	Accor S.A. (c)	$107,940
	Household/Personal Care
1,745	L'Oreal S.A. (c)	125,184
	Industrial Conglomerates
3,162	Alstom	200,125
	Information Technology Services
745	Atos Origin S.A. (a)(c)	23,149
3,398	Cap Gemini (c)	127,706
		150,855
	Integrated Oil
40,804	Total S.A. (c)	2,070,163
	Life/Health Insurance
654	CNP Assurances (c)	51,823
	Major Banks
13,775	BNP Paribas	733,585
6,283	Societe Generale	325,580
		1,059,165
	Major Telecommunications
37,076	France Telecom S.A.	827,563
	Media Conglomerates
18,462	Vivendi	500,023
	Medical Specialties
2,485	Essilor International S.A. (c)	107,646
	Metal Fabrications
587	Vallourec S.A.	64,766
	Miscellaneous Commercial Services
1,387	Sodexo (c)	66,964
	Motor Vehicles
1,825	PSA Peugeot Citroen	42,619
1,607	Renault S.A.	52,241
		94,860
	Multi-Line Insurance
3,065	Axa	51,685
993	SCOR SE	20,982
		72,667

NUMBER OF SHARES		VALUE
	Office Equipment/Supplies
838	Neopost S.A. (c)	$71,265
	Oilfield Services/Equipment
1,746	Technip S.A. (c)	75,899
	Other Consumer Specialties
302	Societe BIC S.A.	16,253
	Packaged Software
1,468	Dassault Systemes S.A. (c)	60,590
	Pharmaceuticals: Major
20,556	Sanofi-Aventis (c)	1,190,442
	Publishing: Books/Magazines
2,734	Lagardere S.C.A. (c)	86,473
	Real Estate Development
780	Unibail - Rodamco	117,062
	Regional Banks
9,070	Credit Agricole S.A.	134,406
	Telecommunication Equipment
48,117	Alcatel-Lucent (a)	123,890
1,681	Safran S.A. (c)	20,204
		144,094
	Water Utilities
7,485	Veolia Environnement (c)	207,625
	Total France	11,844,931
	Germany (3.9%)
	Air Freight/Couriers
4,466	Deutsche Post AG (Registered Shares)	51,703
	Airlines
1,577	Deutsche Lufthansa AG (Registered Shares) (c)	20,166
	Apparel/Footwear
1,435	Adidas AG (c)	54,339
107	Puma AG	22,970
		77,309
	Chemicals: Agricultural
6,305	K+S AG (c)	379,985

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Chemicals: Major Diversified
8,787	BASF SE (c)	$332,157
	Chemicals: Specialty
695	Linde AG (c)	55,477
	Department Stores
2,372	Metro AG (c)	101,056
	Electric Utilities
16,380	E.ON AG (c)	555,680
2,641	RWE AG	190,754
		746,434
	Engineering & Construction
450	Hochtief AG	22,083
	Hotels/Resorts/Cruiselines
1,859	TUI AG (c)	20,501
	Household/Personal Care
1,323	Beiersdorf AG (c)	54,544
	Industrial Conglomerates
837	MAN AG	52,038
14,677	Siemens AG (Registered Shares)	990,960
2,372	ThyssenKrupp AG	50,968
		1,093,966
	Industrial Machinery
1,861	GEA Group AG	24,524
	Investment Banks/Brokers
1,457	Deutsche Boerse AG	107,954
	Major Banks
4,366	Commerzbank AG (c)	29,808
5,236	Deutsche Bank AG (Registered Shares)	281,613
689	Deutsche Postbank AG (c)	14,768
		326,189
	Major Telecommunications
22,194	Deutsche Telekom AG (Registered Shares) (c)	268,395
	Medical Distributors
927	Celesio AG	20,593

NUMBER OF SHARES		VALUE
	Medical/Nursing Services
1,849	Fresenius Medical Care AG & Co. KGaA (c)	$72,781
	Motor Vehicles
2,370	Bayerische Motoren Werke (BMW) AG (c)	82,313
4,263	Daimler AG (Registered Shares) (c)	153,108
545	Volkswagen AG	172,506
		407,927
	Multi-Line Insurance
390	Allianz SE (Registered Shares) (c)	35,987
125	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares) (c)	17,305
		53,292
	Packaged Software
10,673	SAP AG (c)	409,875
	Pharmaceuticals: Major
448	Merck KGaA	40,277
	Pharmaceuticals: Other
8,180	Bayer AG	407,052
	Total Germany	5,094,240
	Greece (0.4%)
	Casino/Gaming
3,400	OPAP S.A.	105,446
	Construction Materials
1,320	Titan Cement Company S. A.	33,882
	Major Banks
8,519	National Bank of Greece S.A.	179,668
	Regional Banks
9,418	EFG Eurobank Ergasias	74,767
8,300	Piraeus Bank S.A.	76,872
		151,639
	Total Greece	470,635

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Hong Kong (3.4%)
	Airlines
37,000	Cathay Pacific Airways Ltd.	$42,967
	Broadcasting
3,000	Television Broadcasts Ltd.	10,645
	Electric Utilities
51,804	CLP Holdings Ltd.	350,260
40,500	Hongkong Electric Holdings Ltd.	239,340
		589,600
	Engineering & Construction
84,212	New World Development Co., Ltd.	111,485
	Financial Conglomerates
44,020	Wharf (Holdings) Ltd. (The)	146,259
	Gas Distributors
140,838	Hong Kong & China Gas Co., Ltd.	263,502
	Industrial Conglomerates
32,000	China Resources Enterprise Ltd.	56,733
62,926	Hutchison Whampoa Ltd.	373,494
27,500	Swire Pacific Ltd. (Class A)	215,918
		646,145
	Investment Banks/Brokers
30,300	Hong Kong Exchanges & Clearing Ltd.	353,433
	Major Banks
57,815	Bank of East Asia, Ltd. (The)	138,755
116,500	BOC Hong Kong (Holdings) Ltd.	166,256
21,400	Hang Seng Bank Ltd.	239,126
		544,137
	Other Consumer Services
234,000	China Travel International Investment Hong Kong Ltd.	41,365

NUMBER OF SHARES		VALUE
	Railroads
47,808	MTR Corp., Ltd.	$121,524
	Real Estate Development
44,000	Cheung Kong (Holdings) Ltd.	458,165
104,500	Hang Lung Properties Ltd.	297,317
18,000	Henderson Land Development Co., Ltd.	84,774
18,000	Hopewell Holdings Ltd.	46,684
25,708	Hysan Development Co., Ltd.	46,971
45,817	Sino Land Co., Ltd.	59,118
46,000	Sun Hung Kai Properties Ltd.	479,287
		1,472,316
	Real Estate Investment Trusts
57,630	Link REIT	112,434
	Total Hong Kong	4,455,812
	Indonesia (0.6%)
	Agricultural Commodities/Milling
9,000	PT Astra Lestri Tbk	13,434
	Coal
353,000	PT Bumi Resources Tbk	49,357
17,000	PT Tambang Batubara Bukit Asam Tbk	15,257
		64,614
	Construction Materials
30,000	PT Semen Gresik (Persero) Tbk	11,620
	Gas Distributors
202,000	PT Perusahaan Gas Negara	49,617
	Household/Personal Care
38,500	PT Unulever Indonesia Tbk	28,188
	Major Telecommunications
205,000	PT Telekomunikasi Indonesia Tbk	152,031
	Motor Vehicles
122,500	PT Astra International Tbk	208,314

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
48,500	PT International Nickel Indonesia Tbk	$15,693
	Real Estate Development
219,100	PT Lippo Karawaci Tbk	16,766
	Regional Banks
65,500	PT Bank Danamon Indonesia Tbk	19,338
249,500	PT Bank Central Asia Tbk	78,963
140,000	PT Bank Mandiri	36,703
119,000	PT Bank Rakyat Indonesia	65,205
		200,209
	Trucks/Construction/Farm Machinery
32,500	PT United Tractors Tbk	27,633
	Wireless Telecommunications
32,500	PT Indosat Tbk	17,194
	Total Indonesia	805,313
	Italy (0.6%)
	Electric Utilities
8,619	Enel S.p.A.	47,126
	Integrated Oil
10,325	Eni S.p.A.	224,724
	Life/Health Insurance
439	Alleanza Assicurazioni S.p.A.	2,965
502	Assicurazioni Generali S.p.A.	10,282
		13,247
	Major Banks
115,530	Intesa Sanpaolo	372,591
19,309	UniCredit S.p.A.	47,749
		420,340
	Major Telecommunications
22,224	Telecom Italia S.p.A.	28,317
	Motor Vehicles
1,175	Fiat S.p.A. (a)(c)	11,683
	Oilfield Services/Equipment
600	Saipem S.p.A.	12,996

NUMBER OF SHARES		VALUE
	Regional Banks
1,402	Banco Popolare Societa Cooperativa	$9,331
1,320	Unione di Banche Italiane ScpA	18,338
		27,669
	Total Italy	786,102
	Japan (26.8%)
	Agricultural Commodities/Milling
6,000	Nisshin Seifun Group Inc.	61,691
	Air Freight/Couriers
22,500	Nippon Express Co., Ltd.	80,080
7,035	Yamato Holdings Co., Ltd.	78,183
		158,263
	Airlines
28,000	Japan Airlines Corp. (a)(c)	54,512
	Apparel/Footwear
5,546	Onward Holdings Co., Ltd.	33,236
	Apparel/Footwear Retail
2,000	Fast Retailing Co., Ltd.	208,883
700	Shimamura Co., Ltd.	48,408
		257,291
	Auto Parts: O.E.M.
15,700	Denso Corp.	367,745
6,059	NGK Spark Plug Co., Ltd. (c)	58,243
2,400	Stanley Electric Co., Ltd.	33,827
2,700	Toyota Industries Corp.	71,593
		531,408
	Automotive Aftermarket
21,500	Bridgestone Corp.	318,292
	Beverages: Alcoholic
9,800	Asahi Breweries, Ltd.	123,022
21,051	Kirin Holdings Co., Ltd.	231,173
8,000	Sapporo Holdings Ltd. (c)	33,178
		387,373
	Beverages: Non-Alcoholic
1,500	ITO EN, Ltd. (c)	18,282

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Broadcasting
13	Fuji Media Holdings, Inc.	$14,474
3,000	Tokyo Broadcasting System, Inc.	41,949
		56,423
	Building Products
5,862	JS Group Corp.	71,328
9,500	Nippon Sheet Glass Company, Ltd. (c)	26,683
12,500	Toto Ltd.	61,980
		159,991
	Chemicals: Agricultural
5,500	Nissan Chemical Industries, Ltd.	45,564
	Chemicals: Major Diversified
31,000	Asahi Kasei Corp.	124,478
23,000	Mitsubishi Chemical Holdings Corp. (c)	86,990
		211,468
	Chemicals: Specialty
6,000	Daicel Chemical Industries, Ltd.	25,066
13,546	Denki Kagaku Kogyo Kabushiki Kaisha (c)	29,944
22,588	DIC, Corp.	36,876
4,208	JSR Corp. (c)	50,776
8,000	Kaneka Corp.	46,238
9,556	Kuraray Co., Ltd.	81,781
17,099	Mitsubishi Rayon Co., Ltd. (c)	35,543
14,500	Mitsui Chemicals, Inc. (c)	43,227
8,997	Shin-Etsu Chemical Co., Ltd.	434,250
19,000	Showa Denko K.K. (c)	28,514
33,000	Sumitomo Chemical Co., Ltd.	128,828
16,000	Tosoh Corp. (c)	36,666
		977,709
	Commercial Printing/Forms
10,500	Dai Nippon Printing Co., Ltd.	110,835
11,000	Toppan Printing Co., Ltd. (c)	82,762
		193,597

NUMBER OF SHARES		VALUE
	Computer Processing Hardware
45,000	Fujitsu Ltd. (c)	$191,645
	Construction Materials
15,000	Taiheiyo Cement Corp. (c)	26,313
	Containers/Packaging
5,117	Toyo Seikan Kaisha, Ltd.	84,419
	Department Stores
9,287	Isetan Mitsukoshi Holdings Ltd. (c)	77,882
10,500	J. Front Retailing Co., Ltd. (c)	42,907
11,307	Marui Group Co., Ltd. (c)	62,371
7,540	Takashimaya Co., Ltd. (c)	46,867
		230,027
	Electric Utilities
12,100	Chubu Electric Power Co., Inc. (c)	266,244
18,400	Kansai Electric Power Co., Inc. (The) (c)	375,015
7,100	Kyushu Electric Power Co., Inc. (c)	146,507
13,800	Tohoku Electric Power Co., Inc.	287,558
21,600	Tokyo Electric Power Co., Inc. (The) (c)	505,942
		1,581,266
	Electrical Products
4,000	Fuji Electric Holdings Co., Ltd.	6,855
17,500	Furukawa Electric Co., Ltd. (The) (c)	52,170
700	Mabuchi Motor Co., Ltd. (c)	31,586
8,060	NGK Insulators, Ltd. (c)	122,183
2,604	Nidec Corp. (c)	142,848
6,500	Panasonic Electric Works Co., Ltd	52,596
15,800	Sumitomo Electric Industries, Ltd.	152,841
1,100	Ushio Inc. (c)	14,244
		575,323

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Components
4,900	Alps Electric Co., Ltd.	$26,085
8,950	Citizen Holdings Co., Ltd.	40,566
800	Hirose Electric Co., Ltd. (c)	82,985
10,100	Hoya Corp.	173,795
3,300	Ibiden Co., Ltd. (c)	95,701
4,900	Murata Manufacturing Co., Ltd. (c)	197,252
7,500	Nippon Electric Glass Co., Ltd.	60,079
3,352	TDK Corp.	151,251
		827,714
	Electronic Equipment/Instruments
24,804	Canon Inc.	741,957
847	Keyence Corp. (c)	149,183
12,530	Konica Minolta Holdings, Inc.	101,897
4,000	Kyocera Corp.	309,065
47,552	Mitsubishi Electric Corp.	251,213
50,500	NEC Corp. (c)	166,934
5,904	Omron Corp. (c)	87,704
47,000	Panasonic Corporation	681,505
15,432	Ricoh Co., Ltd.	188,245
3,000	Seiko Epson Corp. (c)	42,040
69,026	Toshiba Corp. (c)	235,173
5,750	Yokogawa Electric Corp.	29,386
		2,984,302
	Electronic Production Equipment
5,250	Advantest Corp.	82,194
5,300	Tokyo Electron Ltd.	240,763
		322,957
	Electronics/Appliance Stores
2,750	Yamada Denki Co., Ltd.	126,597
	Electronics/Appliances
9,650	Casio Computer Co., Ltd.	72,801
11,100	FUJIFILM Holdings Corp.	281,383
7,000	Nikon Corp.	92,202
45,000	Sanyo Electric Co., Ltd. (a)	73,920
18,500	Sharp Corp. (c)	192,466
16,396	Sony Corp.	420,623
		1,133,395

NUMBER OF SHARES		VALUE
	Engineering & Construction
7,546	JGC Corp.	$98,323
30,000	Kajima Corp. (c)	86,392
21,571	Obayashi Corp. (c)	105,865
21,000	Shimizu Corp. (c)	100,507
31,000	Taisei Corp.	67,268
		458,355
	Finance/Rental/Leasing
590	Acom Co., Ltd. (c)	14,149
500	Aeon Credit Service Co., Ltd.	5,678
1,500	Credit Saison Co., Ltd. (c)	16,670
200	Mitsubishi UFJ Lease & Finance Co., Ltd (c)	4,604
260	Orix Corp. (c)	12,154
750	Promise Co., Ltd. (c)	9,871
1,350	Takefuji Corp. (c)	7,214
		70,340
	Financial Conglomerates
170,900	Mizuho Financial Group, Inc. (c)	356,980
254	SBI HOLDINGS INC (c)	30,213
		387,193
	Food Retail
11,103	Aeon Co., Ltd. (c)	86,464
1,952	FamilyMart Co., Ltd. (c)	53,639
1,603	Lawson, Inc.	62,091
17,400	Seven & I Holdings Co., Ltd.	392,567
		594,761
	Food: Meat/Fish/Dairy
6,000	Nippon Meat Packers, Inc.	61,631
3,400	Yakult Honsha Co., Ltd. (c)	58,195
		119,826
	Food: Specialty/Candy
16,000	Ajinomoto Co., Inc.	117,299
5,500	Kikkoman Corp.	48,910
936	Meiji Holdings Co., Ltd.	28,568
2,200	Nissin Foods Holdings Co., Ltd. (a)	59,562
5,000	Yamazaki Baking Co., Ltd. (c)	50,902
		305,241

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gas Distributors
38,000	Osaka Gas Co., Ltd.	$120,604
43,000	Tokyo Gas Co., Ltd.	163,070
		283,674
	Home Building
2,756	Daito Trust Construction Co., Ltd.	114,298
16,000	Daiwa House Industry Co., Ltd.	139,363
14,072	Sekisui Chemical Co., Ltd.	73,913
23,046	Sekisui House, Ltd.	197,931
		525,505
	Household/Personal Care
14,500	Kao Corp.	272,151
7,500	Shiseido Company, Ltd. (c)	131,642
1,200	Unicharm Corp. (c)	83,594
		487,387
	Industrial Conglomerates
80,000	Hitachi, Ltd.	276,617
29,500	Kawasaki Heavy Industries, Ltd. (c)	62,817
		339,434
	Industrial Machinery
7,553	Amada Co., Ltd.	46,335
4,300	Daikin Industries, Ltd.	115,327
4,250	Fanuc Ltd. (c)	304,680
29,530	IHI Corp.	44,615
81,550	Mitsubishi Heavy Industries, Ltd. (c)	265,439
1,605	SMC Corp.	156,236
12,000	Sumitomo Heavy Industries, Ltd. (c)	49,645
1,300	THK Co., Ltd. (c)	17,888
		1,000,165
	Industrial Specialties
28,500	Asahi Glass Co., Ltd.	169,347
4,800	Nitto Denko Corp.	111,215
		280,562

NUMBER OF SHARES		VALUE
	Information Technology Services
900	Itochu Techno- Solutions Corp. (c)	$20,305
3,950	Nomura Research Institute, Ltd. (c)	69,852
37	NTT Data Corp.	96,871
280	OBIC Co., Ltd.	37,818
20,400	Softbank Corp. (c)	320,625
		545,471
	Internet Software/Services
418	Yahoo Japan Corp. (c)	104,309
	Investment Banks/Brokers
44,000	Daiwa Securities Group Inc. (c)	227,986
5,400	Matsui Securities Co., Ltd. (c)	38,219
31,950	Nomura Holdings, Inc.	190,819
17,000	Shinko Securities Co., Ltd.	39,302
		496,326
	Life/Health Insurance
2	Sony Financial Holdings Inc.	6,266
4,500	T&D Holdings, Inc.	133,239
		139,505
	Major Banks
26,000	Bank of Yokohama, Ltd. (The)	109,674
16,000	Chiba Bank, Ltd. (The)	78,848
14,623	Chuo Mitsui Trust Holdings, Inc.	47,597
16,000	Joyo Bank, Ltd. (The) (c)	73,656
159,160	Mitsubishi UFJ Financial Group, Inc.	863,421
8,400	Resona Holdings, Inc. (c)	112,091
25,500	Shinsei Bank, Ltd. (c)	33,355
14,000	Shizuoka Bank, Ltd. (The) (c)	125,492
10,800	Sumitomo Mitsui Financial Group, Inc. (c)	372,338
26,081	Sumitomo Trust & Banking Co., Ltd. (The) (c)	108,164
		1,924,636

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Telecommunications
4,200	Nippon Telegraph & Telephone Corp.	$156,723
	Marine Shipping
5,000	Mitsui O.S.K. Lines, Ltd. (c)	28,443
27,015	Nippon Yusen Kabushiki Kaisha (c)	110,120
		138,563
	Medical Specialties
5,400	Olympus Corp. (c)	87,664
4,550	Terumo Corp.	171,628
		259,292
	Metal Fabrications
12,000	Minebea Co., Ltd. (c)	46,116
44,000	Mitsubishi Materials Corp.	126,709
32,604	Mitsui Mining & Smelting Co., Ltd.	64,137
17,553	NSK Ltd.	77,780
15,051	NTN Corp. (c)	49,753
		364,495
	Miscellaneous Commercial Services
5,985	Secom Co., Ltd.	220,902
1,190	USS Co., Ltd.	53,696
		274,598
	Miscellaneous Manufacturing
2,500	Kurita Water Industries Ltd. (c)	60,333
	Motor Vehicles
37,209	Honda Motor Co., Ltd.	1,073,409
55,005	Nissan Motor Co., Ltd. (c)	284,451
59,855	Toyota Motor Corp.	2,336,663
1,100	Yamaha Motor Co., Ltd.	11,567
		3,706,090
	Movies/Entertainment
1,550	Oriental Land Co., Ltd. (c)	97,602
2,850	TOHO Co., Ltd. (c)	37,684
		135,286

NUMBER OF SHARES		VALUE
	Oil & Gas Production
13	INPEX Corporation	$82,123
	Oil Refining/Marketing
36,000	Nippon Oil Corp.	187,264
5,800	Showa Shell Sekiyu K.K.	50,754
7,000	TonenGeneral Sekiyu K.K.	66,508
		304,526
	Other Consumer Services
1,754	Benesse Corp.	66,873
	Other Metals/Minerals
16,595	Dowa Holdings Co., Ltd.	65,794
12,250	Nippon Mining Holdings, Inc.	55,648
23,500	Sumitomo Metal Mining Co., Ltd.	262,117
		383,559
	Other Transportation
3,000	Mitsubishi Logistics Corp.	28,412
	Packaged Software
1,250	Oracle Corp. Japan (c)	43,982
2,700	Trend Micro Inc. (c)	81,723
		125,705
	Pharmaceuticals: Major
17,800	Takeda Pharmaceutical Co., Ltd.	631,718
	Pharmaceuticals: Other
10,600	Astellas Pharma Inc.	345,021
5,806	Chugai Pharmaceutical Co., Ltd.	107,442
14,800	Daiichi Sankyo Co., Ltd.	248,367
5,003	Eisai Co., Ltd. (c)	134,688
7,032	Kyowa Hakko Kogyo Co., Ltd.	61,821
6,181	Shionogi & Co., Ltd.	106,234
4,959	Taisho Pharmaceutical Co., Ltd.	90,612
		1,094,185

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers
1,000	Aioi Insurance Company, Ltd.	$4,380
14,268	Millea Holdings, Inc.	375,436
1,000	Nipponkoa Insurance Company, Ltd.	5,415
16,000	Sompo Japan Insurance Inc.	95,396
		480,627
	Pulp & Paper
2,500	Nippon Paper Group, Inc. (c)	70,980
27,000	Oji Paper Co., Ltd. (c)	115,808
		186,788
	Railroads
33	Central Japan Railway Co.	195,082
7,900	East Japan Railway Co.	445,386
10,000	Keihin Electric Express Railway Co., Ltd. (c)	76,861
7,000	Keio Corp. (c)	39,749
37,550	Kintetsu Corp. (c)	163,344
20,500	Tobu Railway Co., Ltd. (c)	107,052
23,000	Tokyu Corp.	97,952
16	West Japan Railway Co.	48,996
		1,174,422
	Real Estate Development
200	AEON Mall Co., Ltd.	2,614
2,450	Leopalace21 Corp.	17,862
17,000	Mitsubishi Estate Co., Ltd.	221,162
13,500	Mitsui Fudosan Co., Ltd.	169,195
5,500	Sumitomo Realty & Development Co., Ltd.	65,529
6,000	Tokyo Tatemono Co., Ltd.	20,260
1,000	TOKYU LAND CORPORATION	3,326
		499,948
	Real Estate Investment Trusts
2	Japan Prime Realty Investment Corporation	3,437
9	Japan Real Estate Investment Corp.	63,608

NUMBER OF SHARES		VALUE
10	Japan Retail Fund Investment Corp.	$35,084
13	Nippon Building Fund Inc.	105,323
1	Nomura Real Estate Office Fund, Inc.	5,161
		212,613
	Recreational Products
3,000	Konami Corp. (c)	44,200
2,008	Nintendo Co., Ltd.	535,697
2,350	Shimano Inc. (c)	68,865
3,700	Yamaha Corp.	42,095
		690,857
	Regional Banks
6,500	77 Bank, Ltd. (The)	33,153
6,000	Bank of Kyoto, Ltd. (The)	47,942
15,000	Fukuoka Financial Group, Inc.	45,934
1,000	Gunma Bank Ltd. (The)	4,948
1,000	Hachijuni Bank Ltd. (The)	5,881
1,000	Hiroshima Bank Ltd. (The)	3,772
29,000	Hokuhoku Financial Group, Inc.	50,872
14,000	Nishi-Nippon City Bank, Ltd. (The)	27,966
1,000	Sapporo Hokuyo Holdings Inc.	2,880
1,000	Suruga Bank Ltd.	8,487
		231,835
	Semiconductors
1,500	NEC Electronics Corp. (a)(c)	15,697
3,405	Rohm Co., Ltd.	208,195
		223,892
	Specialty Insurance
7,300	Mitsui Sumitomo insurance Group Holdings, Inc.	198,008
	Specialty Stores
5,000	UNY Co., Ltd. (c)	36,352
	Steel
7,900	JFE Holdings, Inc.	214,282
45,000	Kobe Steel, Ltd. (c)	73,920

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
104,108	Nippon Steel Corp.	$348,364
65,000	Sumitomo Metal Industries, Ltd. (c)	151,592
		788,158
	Textiles
4,571	Nisshinbo Industries, Inc. (c)	47,879
23,608	Teijin Ltd. (c)	60,325
31,000	Toray Industries, Inc. (c)	136,423
		244,627
	Tobacco
92	Japan Tobacco Inc.	230,420
	Trucks/Construction/ Farm Machinery
1,000	Hitachi Construction Machinery Co., Ltd. (c)	13,466
24,900	Komatsu Ltd.	307,778
37,000	Kubota Corp. (c)	220,604
		541,848
	Wholesale Distributors
37,051	Itochu Corp.	197,615
54,550	Marubeni Corp.	196,915
32,100	Mitsubishi Corp.	491,493
39,000	Mitsui & Co., Ltd.	410,485
23,600	Sumitomo Corp.	204,125
		1,500,633
	Wireless Telecommunications
57	NTT DoCoMo, Inc.	79,183
	Total Japan	34,744,440
	Luxembourg (0.2%)
	Steel
12,405	ArcelorMittal (c)	295,435
	Mexico (0.2%)
	Discount Stores
47,750	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	129,699

NUMBER OF SHARES		VALUE
	Home Building
2,600	Desarrolladora Homex S.A.B. de C.V. (ADR) (a)(c)	$48,334
14,300	Urbi, Desarrollos Urbanos, S.A.B. de C.V. (a)	15,744
		64,078
	Total Mexico	193,777
	Netherlands (2.4%)
	Aerospace & Defense
4,217	European Aeronautic Defence and Space Co. (c)	61,375
	Air Freight/Couriers
7,913	TNT N.V.	147,204
	Beverages: Alcoholic
5,560	Heineken N.V. (c)	166,108
	Chemicals: Major Diversified
2,154	Koninklijke DSM N.V.	67,302
	Construction Materials
6,557	James Hardie Industries N.V. (CDI)	21,920
	Electronic Production Equipment
8,317	ASML Holding N.V.	171,226
	Financial Conglomerates
14,816	ING Groep N.V. (Dutch Certificates)	138,907
	Food Retail
26,403	Koninklijke Ahold NV (a)(c)	291,069
	Food: Major Diversified
37,364	Unilever N.V. (Share Certificates)	742,781
	Industrial Conglomerates
16,182	Koninklijke (Royal) Philips Electronics N.V.	294,607
	Industrial Specialties
3,263	Akzo Nobel N.V. (c)	137,721
	Life/Health Insurance
21,236	Aegon N.V.	109,580

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Telecommunications
32,556	Koninklijke (Royal) KPN N.V.	$392,369
	Oilfield Services/Equipment
1,326	Furgo N.V. (Dutch Certificates)	47,922
3,275	SBM Offshore N.V. (c)	53,298
		101,220
	Personnel Services
395	Randstad Holding N.V. (c)	9,118
	Publishing: Books/Magazines
8,407	Reed Elsevier N.V. (c)	92,969
5,452	Wolters Kluwer N.V. (c)	90,314
		183,283
	Semiconductors
16,252	STMicroelectronics N.V. (c)	107,730
	Total Netherlands	3,143,520
	Norway (1.0%)
	Chemicals: Agricultural
19,815	Yara International ASA (c)	540,251
	Engineering & Construction
3,760	Aker Solutions ASA (c)	23,109
	Financial Conglomerates
11,454	DnB NOR ASA	72,839
	Food: Specialty/Candy
13,890	Orkla ASA (c)	101,024
	Industrial Conglomerates
15,651	Norsk Hydro ASA	70,326
	Integrated Oil
21,712	StatoilHydro ASA	412,727
	Major Telecommunications
19,806	Telenor ASA	124,292
	Total Norway	1,344,568
	Portugal (0.2%)
	Electric Utilities
34,716	Energias de Portugal, S.A.	126,958

NUMBER OF SHARES		VALUE
	Major Telecommunications
14,445	Portugal Telecom, SGPS, S.A. (Registered Shares)	$111,042
	Other Transportation
6,851	Brisa	46,927
	Total Portugal	284,927
	Russia (0.4%)
	Food: Meat/Fish/Dairy
1,700	Wimm-Bill-Dann Foods (ADR) (c)	75,939
	Integrated Oil
7,400	Gazprom (Sponsored ADR) (Registered Shares)	132,312
1,500	Lukoil (Sponsored ADR) (c)	66,900
251	NOVATEK OAO-SPONS GDR REG S	8,911
		208,123
	Oil & Gas Production
4,700	Surgutneftegaz (Sponsored ADR) (c)	33,605
383	TATNEFT - (Sponsored Registered GDR)	23,938
		57,543
	Oil Refining/Marketing
4,900	ROSNEFT OJSC-GDR	25,725
	Other Metals/Minerals
3,789	JSC MMC Norilsk Nickel (ADR) (c)	31,562
	Precious Metals
773	Polyus Gold (ADR) (c)	17,161
	Regional Banks
8,411	VTB BANK OJSC-GDR-REG S	15,476
	Wireless Telecommunications
600	Mobile Telesystems (Sponsored ADR)	19,884
1,600	Vimpel-Communications (a)	15,072
		34,956
	Total Russia	466,485

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Singapore (2.2%)
	Airlines
22,277	Singapore Airlines Ltd.	$161,000
	Hospital/Nursing Management
11,000	Parkway Holdings Ltd.	8,990
	Industrial Conglomerates
61,000	Fraser & Neave Ltd.	107,950
45,000	Keppel Corp. Ltd.	181,763
		289,713
	Investment Banks/Brokers
33,490	Singapore Exchange Ltd. (c)	141,832
	Major Banks
43,413	DBS Group Holdings Ltd.	278,570
100,093	Oversea-Chinese Banking Corp., Ltd.	397,532
		676,102
	Major Telecommunications
286,630	Singapore Telecommunications Ltd.	495,625
	Marine Shipping
20,000	Neptune Orient Lines Ltd. (c)	17,562
	Other Transportation
81,089	ComfortDelGro Corp., Ltd.	77,775
	Publishing: Newspapers
64,350	Singapore Press Holdings Ltd. (c)	126,049
	Real Estate Development
53,000	Capitaland Ltd.	98,804
22,462	City Developments Ltd. (c)	98,314
23,683	UOL Group Ltd.	35,513
		232,631
	Real Estate Investment Trusts
37,000	Ascendas Real Estate Investment Trust	33,489
33,704	CapitaMall Trust	28,457
		61,946

NUMBER OF SHARES		VALUE
	Regional Banks
43,508	United Overseas Bank Ltd.	$337,955
	Specialty Stores
11,031	Jardine Cycle & Carriage Ltd.	106,398
	Trucks/Construction/ Farm Machinery
61,000	Cosco Corp Ltd. (c)	42,026
31,511	SembCorp Industries Ltd.	58,105
29,400	SembCorp Marine Ltd. (c)	41,901
		142,032
	Total Singapore	2,875,610
	Spain (3.9%)
	Apparel/Footwear Retail
6,609	Industria de Diseno Textil, S.A. (c)	283,230
	Building Products
1,651	Zardoya Otis S.A.	33,968
	Electric Utilities
49,901	Iberdola S.A.	396,144
5,356	Union Fenosa S.A.	50,314
		446,458
	Engineering & Construction
450	Acciona S.A. (c)	46,500
2,593	ACS, Actividades de Construccion y Servicios, S.A. (c)	130,199
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	13,524
395	Fomento de Construcciones y Contratas S.A. (c)	14,189
740	Grupo Ferrovial, S.A. (c)	21,609
		226,021
	Gas Distributors
2,774	Gas Natural SDG, S.A.	44,410
	Information Technology Services
983	Indra Sistemas, S.A.	19,535

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Integrated Oil
12,506	Repsol YPF, S.A.	$239,431
	Major Banks
55,517	Banco Bilbao Vizcaya Argentaria, S.A.	608,204
127,694	Banco Santander S.A. (c)	1,228,282
		1,836,486
	Major Telecommunications
86,890	Telefonica S.A.	1,656,635
	Other Transportation
3,568	Abertis Infraestructuras S.A.	64,203
	Property - Casualty Insurers
8,559	Mapfre S.A.	24,574
	Real Estate Development
891	Sacyr Vallehermoso S.A. (c)	9,219
	Regional Banks
15,488	Banco Popular Espanol S.A. (c)	128,896
	Steel
2,064	Acerinox, S.A. (c)	31,733
	Total Spain	5,044,799
	Sweden (2.3%)
	Apparel/Footwear Retail
6,458	Hennes & Mauritz AB (B Shares) (c)	291,015
	Broadcasting
1,407	Modern Times Group AB (B Shares) (c)	38,567
	Electronics/Appliances
4,900	Electrolux AB (B Shares)	56,039
	Engineering & Construction
7,162	Skanska AB (B Shares) (c)	78,125
	Financial Conglomerates
8,327	Investor AB-B Shares	121,629
	Household/Personal Care
12,558	Svenska Cellulosa AB (B Shares)	122,546

NUMBER OF SHARES		VALUE
	Industrial Machinery
4,590	Alfa Laval AB (c)	$41,225
5,940	Assa Abloy AB (B Shares) (c)	70,702
26,920	Atlas Copco AB (A Shares) (c)	253,493
7,444	Atlas Copco AB (B Shares) (c)	62,462
15,445	Sandvik AB (c)	102,719
		530,601
	Major Banks
5,994	Svenska Handelsbanken AB (A Shares)	105,621
	Major Telecommunications
3,992	Tele2 AB (B Shares)	38,211
42,190	TeliaSonera AB (c)	199,822
		238,033
	Medical Specialties
4,160	Getinge AB (B Shares) (c)	48,740
	Metal Fabrications
5,000	SKF AB (B Shares)	55,474
	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares) (c)	13,376
	Oil & Gas Production
5,026	Lundin Petroleum AB (a)(c)	33,270
	Pulp & Paper
1,250	Holmen AB (B Shares) (c)	27,892
	Regional Banks
20,254	Nordea Bank AB (c)	152,578
	Steel
3,977	SSAB Svenskt Stal AB (Series A) (c)	38,438
	Telecommunication Equipment
77,884	Telefonaktiebolaget LM Ericsson (B Shares) (c)	687,410
	Tobacco
6,097	Swedish Match AB (c)	87,730
	Tools/Hardware
4,900	Husqvarna AB (B Shares) (c)	24,426

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery
11,185	Volvo AB (A Shares) (c)	$74,387
16,650	Volvo AB (B Shares) (c)	110,216
		184,603
	Total Sweden	2,936,113
	Switzerland (7.7%)
	Biotechnology
907	Lonza Group AG (Registered Shares)	83,600
	Building Products
778	Geberit AG (Registered Shares)	83,502
969	Schindler Holding AG (Participation Certificates)	51,237
		134,739
	Chemicals: Agricultural
3,730	Syngenta AG (Registered Shares)	800,675
	Computer Peripherals
5,081	Logitech Intenational S.A. (Registered Shares) (a)	68,601
	Construction Materials
3,858	Holcim Ltd. (Registered Shares)	197,573
	Financial Conglomerates
15,415	UBS AG (Registered Shares)	215,416
	Food: Major Diversified
88,251	Nestle S.A. (Registered Shares)	2,888,735
	Household/Personal Care
119	Givaudan S.A. (Registered Shares)	75,799
	Industrial Conglomerates
29,051	ABB Ltd. (Registered Shares)	416,669
368	Suite AG (Registered Shares)	20,216
		436,885

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers
3,415	Julius Baer Holding AG (Registered Shares)	$113,699
	Life/Health Insurance
327	Swiss Life Holding AG (Registered Shares) (a)	25,599
	Major Banks
11,876	Credit Suisse Group (Registered Shares)	464,073
	Major Telecommunications
491	Swisscom AG (Registered Shares)	128,628
	Medical Specialties
2,730	Nobel Biocare Holding AG (Registered Shares)	56,114
178	Straumann Holding AG (Registered Shares)	32,751
		88,865
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares)	24,807
	Multi-Line Insurance
489	Baloise Holding AG (Registered Shares)	36,289
944	Zurich Financial Services AG (Registered Shares)	177,163
		213,452
	Other Consumer Specialties
7,672	Compagnie Financiere Richemont S.A. (A Bearer Shares)	138,470
519	Swatch Group AG (Bearer Shares)	72,892
1,148	Swatch Group AG (Registered Shares)	33,243
		244,605
	Personnel Services
238	Adecco S.A. (Registered Shares)	9,430

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major
47,646	Novartis AG (Registered Shares)	$1,811,746
14,339	Roche Holding AG	1,815,381
		3,627,127
	Property - Casualty Insurers
5,169	Swiss Re (Registered Shares)	124,453
	Total Switzerland	9,966,761
	United Kingdom (21.6%)
	Advertising/Marketing Services
44,383	WPP Group PLC	306,296
	Aerospace & Defense
58,291	BAE Systems PLC	308,930
21,833	Cobham PLC	57,007
10,426	Meggitt PLC	27,801
2,953,407	Rolls-Royce Group PLC (B Shares)	4,369
34,423	Rolls-Royce Group PLC (a)	172,121
		570,228
	Airlines
14,329	British Airways PLC (a)	31,351
	Apparel/Footwear
7,072	Burberry Group PLC (c)	42,476
	Beverages: Alcoholic
71,460	Diageo PLC	859,461
5,402	SABMiller PLC	91,263
		950,724
	Broadcasting
122,532	ITV PLC	58,006
	Cable/Satellite TV
32,285	British Sky Broadcasting Group PLC	232,477
	Casino/Gaming
9,958	Ladbrokes PLC	34,729
	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	40,505

NUMBER OF SHARES		VALUE
	Chemicals: Major Diversified
3,408	Johnson Matthey PLC	$60,802
	Containers/Packaging
10,347	Rexam PLC	48,446
	Department Stores
20,267	Marks & Spencer Group PLC	101,564
3,491	Next PLC	84,438
		186,002
	Electric Utilities
5,345	International Power PLC	19,649
63,054	National Grid PLC	526,562
27,227	Scottish & Southern Energy PLC	446,285
2,445	United Utilities Group PLC	18,392
		1,010,888
	Engineering & Construction
6,913	AMEC PLC	63,611
10,421	Balfour Beatty PLC	51,992
		115,603
	Financial Conglomerates
147,411	Lloyds TSB Group PLC	244,242
38,960	Old Mutual PLC	39,365
		283,607
	Financial Publishing/Services
4,871	Thomson Reuters PLC	126,477
	Food Retail
25,276	Sainsbury (J) PLC	123,581
136,872	Tesco PLC	682,771
		806,352
	Food: Major Diversified
35,154	Unilever PLC	689,590
	Food: Specialty/Candy
28,434	Cadbury PLC	213,475
15,534	Tate & Lyle PLC	63,426
		276,901
	Gas Distributors
53,337	Centrica PLC	179,113

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Home Building
1,777	Berkeley Group Holdings PLC (The) (Units) (a)(d)	$25,776
	Home Improvement Chains
16,731	Kingfisher PLC	46,062
	Hotels/Resorts/Cruiselines
2,950	Carnival PLC	81,827
6,141	InterContinental Hotels Group PLC	58,778
		140,605
	Household/Personal Care
31,232	Reckitt Benckiser Group PLC	1,232,240
	Industrial Conglomerates
6,585	Smiths Group PLC	71,454
18,353	Tomkins PLC	47,310
		118,764
	Information Technology Services
10,045	Invensys PLC (a)	29,661
32,901	LogicaCMG PLC	37,478
		67,139
	Integrated Oil
64,873	BG Group PLC	1,048,955
352,390	BP PLC	2,515,321
76,261	Royal Dutch Shell PLC (A Shares)	1,774,614
50,555	Royal Dutch Shell PLC (B Shares)	1,164,462
		6,503,352
	Investment Banks/Brokers
1,519	ICAP PLC	8,410
2,256	INVESTEC PLC	10,930
869	London Stock Exchange Group PLC (c)	9,629
		28,969
	Investment Managers
8,313	3i Group PLC	39,476
38,959	Man Group PLC	146,101
3,304	Schroders PLC	40,398
		225,975

NUMBER OF SHARES		VALUE
	Life/Health Insurance
40,126	Aviva PLC	$187,283
37,894	Friends Provident PLC	35,990
29,101	Prudential PLC	169,297
9,824	Standard Life PLC	27,657
		420,227
	Major Banks
110,945	Barclays PLC	462,018
309,886	HSBC Holdings PLC (Registered Shares)	2,202,764
296,732	Royal Bank of Scotland Group PLC	183,490
30,177	Standard Chartered PLC	472,318
		3,320,590
	Major Telecommunications
203,778	BT Group PLC	283,373
	Medical Specialties
24,066	Smith & Nephew PLC	171,068
	Miscellaneous Commercial Services
10,926	Experian Group Ltd.	72,735
4,556	G4S PLC	12,732
1,852	Serco Group PLC	10,062
		95,529
	Miscellaneous Manufacturing
8,325	IMI PLC	44,121
	Multi-Line Insurance
103,000	Legal & General Group PLC	88,834
22,023	Royal & Sun Alliance Insurance Group PLC	42,745
		131,579
	Other Metals/Minerals
11,974	Anglo American PLC	262,873
19,371	BHP Billiton PLC	408,070
8,895	Rio Tinto PLC	365,027
6,001	Xstrata PLC	53,932
		1,089,902

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Transportation
9,153	FirstGroup PLC	$45,090
9,091	Stagecoach Group PLC	17,652
		62,742
	Packaged Software
40,613	Sage Group PLC (The)	111,450
	Personnel Services
1,773	Capita Group PLC	17,954
4,987	Hays PLC	6,658
		24,612
	Pharmaceuticals: Major
35,305	AstraZeneca PLC	1,245,653
126,426	GlaxoSmithKline PLC	1,961,934
		3,207,587
	Publishing: Books/Magazines
15,834	Pearson PLC	165,491
21,662	Reed Elsevier PLC	161,673
		327,164
	Publishing: Newspapers
7,603	Daily Mail and General Trust PLC (c)	37,229
6,167	United Business Media Ltd	42,035
		79,264
	Pulp & Paper
7,123	Bunzl PLC	57,798
	Restaurants
33,482	Compass Group PLC	160,483
3,327	Whitbread PLC	46,290
		206,773
	Tobacco
41,375	British American Tobacco PLC	1,003,205
14,505	Imperial Tobacco Group PLC	332,814
		1,336,019
	Utilities
9,128	Severn Trent PLC	141,517

NUMBER OF SHARES		VALUE
	Wholesale Distributors
1,116	Wolseley PLC	$20,241
	Wireless Telecommunications
1,335,634	Vodafone Group PLC	2,463,919
	Total United Kingdom	28,034,930
	United States (0.1%)
	Medical Specialties
1,207	Synthes, Inc.	122,672
	Total Common Stocks (Cost $152,833,744)	122,477,971
	Preferred Stocks (0.8%)
	Brazil (0.7%)
	Electric Utilities
5,392	Centrais Eletricas Brasileiras S.A. (Class B)	69,514
3,421	Companhia Energetica de Minas Gerais	41,340
		110,854
	Food: Meat/Fish/Dairy
22,666	Sadia S.A.	43,593
	Industrial Conglomerates
12,055	Itausa - Investimentos Itau S.A.	51,547
	Integrated Oil
16,341	Petroleo Brasileiro S.A.	221,120
	Investment Banks/Brokers
1,172	Bradespar S.A.	14,638
	Regional Banks
10,097	Banco Bradesco S.A.	125,466
9,780	Banco Itau Holding Financeira S.A.	135,824
		261,290
	Specialty Telecommunications
2,819	Tele Norte Leste Participacoes S.A.	44,198

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Steel
10,148	Companhia Vale do Rio Doce (Class A)	$142,511
3,194	Gerdau S.A.	22,938
1,466	Metalurgica Gerdau S.A.	13,917
1,607	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	23,838
		203,204
	Total Brazil	950,444
	Germany (0.1%)
	Electric Utilities
253	RWE AG NV	15,740
	Household/Personal Care
1,544	Henkel AG & Co. KGaA - Vorzug (c)	41,940
	Motor Vehicles
731	Porsche Automobil Holding SE	52,799
552	Volkswagen AG	35,057
		87,856
	Total Germany	145,536
	Total Preferred Stocks (Cost $1,220,855)	1,095,980
NUMBER OF RIGHTS
	Rights (0.0%)
	Australia (0.0%)
	Steel
8,237	Onesteel Ltd.	2,574
	Belguim (0.0%)
	Financial Conglomerates
25,770	FORTIS GROUP RTS (a)	0
	Japan (0.0%)
	Other Metals/Minerals
22,095	Dowa Mining Co. (a)(e)	0
	Total Rights (Cost $0)	2,574

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Malaysia (0.0%)
	Hotels/Resorts/ Cruiselines
12,370	IJM LAND BHD WARRANT (Cost $6,453)	09/11/13	$1,355

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (22.9%)
	Securities Held as Collateral on Loaned Securities (20.1%)
	Repurchase Agreements (3.1%)
$1,069	Barclays (0.60%, dated 04/30/09, due 05/01/09; proceeds $1,069,380; fully collateralized by common stock at the date of this Portfolio of Investments as follow: Hasbro, Inc.; valued at $1,122,851)	1,069,362
1,069	Citigroup (0.60%, dated 04/30/09; due 05/01/09; proceeds $1,069,380; fully collateralized by convertible preferred stock at the date of this Portfolio of Investments as follow: CIT Group Inc.; valued at $1,123,543)	1,069,362
1,578	Bank of America Securities LLC (0.18%, dated 04/30/09, due 05/01/09; proceeds $1,577,816; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: GNMA 6.00% due 10/20/38; valued at $1,609,365)	1,577,809

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$356	Bank of America Securities LLC (0.30%, dated 04/30/09, due 05/01/09; proceeds $356,457; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Bank of New Zealand International Funding Ltd. 1.249%, due 09/17/09; valued at $363,583)	$356,454
	Total Repurchase Agreements (Cost $4,072,987)	4,072,987
NUMBER OF SHARES (000)
	Investment Company (f) (17.0%)
22,030	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $22,030,006)	22,030,006
	Total Securities Held as Collateral on Loan Securities (Cost $22,876,385)	26,102,993
	Investment Company (f) (2.8%)
3,559	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,558,807)	3,558,807
	Total Short-Term Investments (Cost $27,619,526)	29,661,800
Total Investments (Cost $183,722,852) (g)(h)	118.1%	153,239,680
Liabilities in Excess of Other Assets	(18.1)	(23,507,491)
Net Assets	100.0%	$129,732,189

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  PPS  Price Protected Share.

  VVPR  A tax recovery coupon, when presented with the corresponding share dividend coupon, there's a reduction in the Belgian tax rate, applicable to individual tax payers resident of Belgium and non-profit organizations.

  (a)  Non-income producing security.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  All or a portion of this security was on loan at April 30, 2009.

  (d)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (e)  Security with total market value equal to $0 has been valued at it's fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.

  (f)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Fund's - Money Market Portfolio - Institutional Class.

  (g)  Securities have been designated as collateral in connection with open forward foreign currency and futures contracts.

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,618,491 and the aggregate gross unrealized depreciation is $37,101,663, resulting in net unrealized deprecation of $30,483,172.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2009 continued

Futures Contracts Open at April 30, 2009:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY, MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
36	Long	H-SHARES Index Future May/2009	$2,101,225	$82,389
186	Long	SGX CNX NIFTY Index Future May/2009	1,297,164	22,594
8	Long	TOPIX Index Future June/2009	682,215	10,450
8	Long	FTSE 100 Index Future June/2009	497,892	51,889
19	Long	MSCI TAIWAN Index Future May/2009	442,320	44,065
	Total Unrealized Appreciation			$211,387

Forward Foreign Currency Contracts Open at April 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$4,170,336	AUD	5,727,894	5/14/09	$(11,748)
EUR	5,170,804		$6,860,865	5/14/09	19,651
	$24,662,066	EUR	18,602,351	5/14/09	(50,290)
EUR	29,547,374		$39,170,954	5/14/09	78,402
	$28,107,387	EUR	21,173,013	5/14/09	(94,504)
	$9,036,744	EUR	6,814,013	5/14/09	(21,488)
EUR	5,306,988		$7,044,231	5/14/09	22,838
EUR	550,682		$731,058	5/14/09	2,480
	$2,533,600	EUR	1,908,765	5/14/09	(8,214)
	$4,431,401	EUR	3,337,060	5/14/09	(16,316)
EUR	3,310,434		$4,390,298	5/14/09	10,439
GBP	1,246,424		$1,857,784	5/14/09	13,925
GBP	757,145		$1,127,358	5/14/09	7,299
GBP	966,141		$1,440,133	5/14/09	10,902
	$2,806,673	GBP	1,880,959	5/14/09	(24,132)
GBP	1,722,541		$2,533,600	5/14/09	(14,591)
HKD	33,816,277		$4,363,728	5/14/09	(148)
JPY	160,060,131		$1,602,765	5/14/09	(20,559)
JPY	380,642,715		$3,812,527	5/14/09	(47,939)
SGD	1,423,786		$950,585	5/14/09	(11,065)
			Net Unrealized Depreciation		$(155,058)

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2009 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$11,114,541	8.7%
Integrated Oil	10,076,604	7.9
Pharmaceuticals: Major	9,172,734	7.2
Electric Utilities	5,030,779	4.0
Major Telecommunications	4,996,878	3.9
Food: Major Diversified	4,627,283	3.6
Motor Vehicles	4,516,730	3.6
Other Metals/Minerals	3,939,847	3.1
Industrial Conglomerates	3,614,358	2.8
Short -Term Investment	3,558,807	2.8
Electronic Equipment/ Instruments	2,984,302	2.3
Real Estate Development	2,648,290	2.1
Food Retail	2,617,405	2.1
Wireless Telecommunications	2,601,375	2.0
Household/Personal Care	2,167,828	1.7
Telecommunication Equipment	2,023,724	1.6
Chemicals: Agricultural	1,860,996	1.5
Wholesale Distributors	1,830,916	1.4
Beverages: Alcoholic	1,806,956	1.4
Steel	1,731,853	1.4
Tobacco	1,654,169	1.3
Regional Banks	1,641,953	1.3
Financial Conglomerates	1,609,219	1.3
Industrial Machinery	1,592,940	1.3
Gas Distributors	1,586,309	1.2
Engineering & Construction	1,583,248	1.2
Pharmaceuticals: Other	1,564,358	1.2
Chemicals: Specialty	1,484,554	1.2
Railroads	1,361,673	1.1
Investment Banks/Brokers	1,288,510	1.0
Electronics/Appliances	1,189,434	0.9
Electrical Products	1,039,202	0.8
Apparel/Footwear Retail	1,018,613	0.8
Trucks/Construction/ Farm Machinery	932,717	0.7
Electronic Components	827,714	0.7

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Medical Specialties	$798,283	0.6%
Information Technology Services	783,000	0.6
Property - Casualty Insurers	780,453	0.6
Chemicals: Major Diversified	776,562	0.6
Life/Health Insurance	759,981	0.6
Aerospace & Defense	717,122	0.6
Packaged Software	707,620	0.6
Department Stores	707,242	0.6
Recreational Products	690,857	0.5
Food: Specialty/Candy	683,166	0.5
Apparel/Footwear	616,133	0.5
Home Building	615,359	0.5
Publishing: Books/ Magazines	596,920	0.5
Auto Parts: O.E.M.	568,356	0.4
Construction Materials	566,534	0.4
Miscellaneous Commercial Services	508,394	0.4
Multi-Line Insurance	504,288	0.4
Building Products	500,043	0.4
Media Conglomerates	500,023	0.4
Electronic Production Equipment	494,183	0.4
Metal Fabrications	484,735	0.4
Industrial Specialties	472,218	0.4
Oil Refining/Marketing	461,968	0.4
Automotive Aftermarket	408,169	0.3
Pulp & Paper	396,183	0.3
Real Estate Investment Trusts	390,051	0.3
Air Freight/Couriers	357,170	0.3
Advertising/Marketing Services	354,962	0.3
Semiconductors	331,622	0.3
Food: Meat/Fish/Dairy	324,810	0.3
Oil & Gas Production	314,759	0.2
Airlines	309,996	0.2

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2009 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Other Transportation	$301,390	0.2%
Marine Shipping	291,349	0.2
Hotels/Resorts/ Cruiselines	287,845	0.2
Precious Metals	277,876	0.2
Investment Managers	266,605	0.2
Other Consumer Specialties	260,858	0.2
Textiles	244,627	0.2
Cable/Satellite Tv	232,477	0.2
Publishing: Newspapers	211,843	0.2
Biotechnology	211,112	0.2
Water Utilities	207,625	0.2
Restaurants	206,773	0.2
Containers/Packaging	204,012	0.2
Specialty Insurance	198,008	0.2
Broadcasting	193,748	0.2
Commercial Printing/ Forms	193,597	0.2
Computer Processing Hardware	191,645	0.2
Oilfield Services/ Equipment	190,115	0.1
Casino/Gaming	157,105	0.1
Specialty Stores	142,750	0.1
Utilities	141,517	0.1
Movies/Entertainment	135,286	0.1
Discount Stores	129,699	0.1
Electronics/Appliance Stores	126,597	0.1
Financial Publishing/ Services	126,477	0.1
Other Consumer Services	108,238	0.1
Agricultural Commodities/ Milling	106,495	0.1
Miscellaneous Manufacturing	104,454	0.1
Internet Software/Services	104,309	0.1
Finance/Rental/Leasing	96,770	0.1
Medical/Nursing Services	82,382	0.1

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Office Equipment/Supplies	$71,265		0.1%
Computer Peripherals	68,601		0.1
Coal	64,614		0.1
Contract Drilling	47,986		0.0
Beverages: Non-Alcoholic	46,300		0.0
Home Improvement Chains	46,062		0.0
Specialty Telecommunications	44,198		0.0
Personnel Services	43,160		0.0
Aluminum	42,037		0.0
Catalog/Specialty Distribution	40,505		0.0
Trucking	38,481		0.0
Tools/Hardware	24,426		0.0
Medical Distributors	20,593		0.0
Investment Trusts/ Mutual Funds	17,904		0.0
Hospital/Nursing Management	8,990		0.0
	$127,136,687	^	100.0%

  ^  Does not include open long futures contracts with underlying face amount of $5,020,816 and net unrealized appreciation of $211,387 and open forward foreign currency contracts with net unrealized depreciation of $155,058, also does not reflect the value of securities held as collateral on loaned securities.

Currency Abbreviations:

AUD  Australian Dollar.

GBP  British Pound.

EUR  Euro.

HKD  Hong Kong Dollar.

JPY  Japanese Yen.

SGD  Singapore Dollar.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $158,134,039)(Including $24,866,874 of securities loaned)	$127,650,867
Investment in affiliate, at value (cost $25,588,813)	25,588,813
Unrealized appreciation on open forward foreign currency contracts	165,936
Cash (including $951,480 in foreign currency, at value with cost of $951,273 and $400,489 in segregation)	1,576,204
Receivable for:
Dividends	711,627
Variation margin	286,636
Foreign withholding taxes reclaimed	248,080
Shares of beneficial interest sold	29,977
Dividends from affiliate	680
Prepaid expenses and other assets	578,200
Total Assets	156,837,020
Liabilities:
Collateral on securities loaned at value	26,102,993
Unrealized depreciation on open forward foreign currency contracts	320,994
Payable for:
Shares of beneficial interest redeemed	364,466
Investment advisory fee	66,852
Distribution fee	47,172
Administration fee	8,309
Transfer agent fee	5,644
Accrued expenses and other payables	188,401
Total Liabilities	27,104,831
Net Assets	$129,732,189
Composition of Net Assets:
Paid-in-capital	$191,390,372
Net unrealized depreciation	(30,422,350)
Accumulated undistributed net investment income	1,745,729
Accumulated net realized loss	(32,981,562)
Net Assets	$129,732,189
Class A Shares:
Net Assets	$93,873,848
Shares Outstanding (unlimited authorized, $.01 par value)	10,635,792
Net Asset Value Per Share	$8.83
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.32
Class B Shares:
Net Assets	$20,428,922
Shares Outstanding (unlimited authorized, $.01 par value)	2,348,272
Net Asset Value Per Share	$8.70
Class C Shares:
Net Assets	$14,525,597
Shares Outstanding (unlimited authorized, $.01 par value)	1,684,007
Net Asset Value Per Share	$8.63
Class I Shares:
Net Assets	$779,216
Shares Outstanding (unlimited authorized, $.01 par value)	87,724
Net Asset Value Per Share	$8.88
Class R Shares:
Net Assets	$62,253
Shares Outstanding (unlimited authorized, $.01 par value)	7,072
Net Asset Value Per Share	$8.80
Class W Shares:
Net Assets	$62,354
Shares Outstanding (unlimited authorized, $.01 par value)	7,072
Net Asset Value Per Share	$8.82

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the year ended April 30, 2009 (unaudited)

Net Investment Income: Income
Dividends (net of $305,645 foreign withholding tax)	$2,085,973
Income from securities loaned – net	83,641
Dividends from affiliate	33,415
Total Income	2,203,029
Expenses
Investment advisory fee	433,115
Transfer agent fees and expenses	164,912
Custodian fees	144,186
Professional fees	121,611
Distribution fee (Class A shares)	116,952
Distribution fee (Class B shares)	118,806
Distribution fee (Class C shares)	72,795
Distribution fee (Class R shares)	149
Distribution fee (Class W shares)	104
Administration fee	53,307
Registration fees	44,953
Shareholder reports and notices	19,301
Trustees' fees and expenses	1,642
Other	68,139
Total Expenses	1,359,972
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,724)
Net Expenses	1,356,248
Net Investment Income	846,781
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(17,666,781)
Futures contracts	(701,813)
Foreign exchange transactions	(593,653)
Net Realized Loss	(18,962,247)
Change in Unrealized Appreciation/Depreciation on:
Investments	8,159,929
Futures contracts	140,457
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	851,423
Net Change in Unrealized Appreciation/Depreciation	9,151,809
Net Loss	(9,810,438)
Net Decrease	$(8,963,657)

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$846,781	$4,046,690
Net realized gain (loss)	(18,962,247)	15,466,810
Net change in unrealized appreciation/depreciation	9,151,809	(162,790,187)
Net Decrease	(8,963,657)	(143,276,687)
Dividends to Shareholders from Net Investment Income:
Class A shares	—	(3,252,306)
Class B shares	—	(620,256)
Class C shares	—	(403,193)
Class I shares	—	(405,123)
Total Dividends	—	(4,680,878)
Net decrease from transactions in shares of beneficial interest	(22,983,860)	(43,013,851)
Net Decrease	(31,947,517)	(190,971,416)
Net Assets:
Beginning of period	161,679,706	352,651,122
End of Period (Including accumulated undistributed net investment income of $1,745,729 and $898,948, respectively)	$129,732,189	$161,679,706

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is,

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases,

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2009 are $24,866,874 and $26,201,886, respectively. The Fund received cash collateral of $26,102,993 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $98,893 received in the form of common stocks, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $17,985,051 at April 30, 2009.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2009, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.00%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $253, $26,426 and $504, respectively and received $6,975 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2009, advisory fees paid were reduced by $3,724 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $33,415 for the six months ended April 30, 2009. During the six months ended April 30, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $19,718,470 and $31,704,201, respectively.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2009 aggregated $20,613,857 and $35,681,491, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the securities underlying the futures contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2009, investments in securities of issuers in Japan and the United Kingdom represented 26.8% and 21.6%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

At April 30, 2009, the Fund's cash balance consisted principally of interest bearing deposits with State Street Bank and Trust Company, the Fund's custodian.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,043,225	$9,072,525	1,856,307	$26,102,984
Conversion from Class B	44,097	374,622	946,937	14,002,051
Reinvestment of dividends	—	—	193,424	2,970,999
Redeemed	(1,715,248)	(14,317,879)	(3,127,917)	(41,637,171)
Net decrease — Class A	(627,926)	(4,870,732)	(131,249)	1,438,863
CLASS B SHARES
Sold	115,657	994,825	587,224	8,741,208
Conversion to Class A	(44,653)	(374,622)	(953,850)	(14,002,051)
Reinvestment of dividends	—	—	35,376	540,896
Redeemed	(1,007,618)	(8,411,486)	(2,353,773)	(31,431,192)
Net decrease — Class B	(936,614)	(7,791,283)	(2,685,023)	(36,151,139)
CLASS C SHARES
Sold	117,210	987,549	169,988	2,437,002
Reinvestment of dividends	—	—	24,520	371,732
Redeemed	(261,676)	(2,151,861)	(596,305)	(7,952,119)
Net decrease — Class C	(144,466)	(1,164,312)	(401,797)	(5,143,385)
CLASS I SHARES
Sold	6,321	59,492	33,461	425,230
Reinvestment of dividends	—	—	22,722	349,696
Redeemed	(999,566)	(9,217,025)	(321,825)	(4,133,122)
Net decrease — Class I	(993,245)	(9,157,533)	(265,642)	(3,358,196)
CLASS R SHARES
Sold	—	—	7,072	100,003
Net increase — Class R	—	—	7,072	100,003
CLASS W SHARES
Sold	—	—	7,072	100,003
Net increase — Class W	—	—	7,072	100,003
Net decrease in Fund	(2,702,251)	$(22,983,860)	(3,469,567)	$(43,013,851)

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2008, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Fair Valuation Measurements

The Fund adopted FASB statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments.

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$153,239,680	$149,164,119	$4,075,561	—
Other Financial Instruments*	377,323	211,387	165,936	—
Total	$153,617,003	$149,375,506	$4,241,497	—
Liabilities:
Other Financial Instruments*	($320,994)	—	($320,994)	—

*  Other financial instruments include futures and forward contracts.

The Fund held one level 3 security with a value of $0 for the entire period.

10. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund's financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 ("SFAS 165"), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have on the Fund's financial statement disclosures.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.29		$16.94		$13.14		$10.70		$9.19	$8.03
Income (loss) from investment operations:
Net investment income(1)	0.06		0.24		0.15		0.14		0.13	0.06
Net realized and unrealized gain (loss)	(0.52)		(7.61)		3.86		2.52		1.50	1.20
Total income (loss) from investment operations	(0.46)		(7.37)		4.01		2.66		1.63	1.26
Less dividends from net investment income	–		(0.28)		(0.21)		(0.22)		(0.12)	(0.10)
Net asset value, end of period	$8.83		$9.29		$16.94		$13.14		$10.70	$9.19
Total Return(2)	(4.95	)%(7)	(44.19)%		31.03%		25.21%		17.65%	15.89%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.82	%(5)(8)	1.36	%(5)	1.33	%(4)(5)	1.30	%(4)	1.30%	1.57%
Net investment income	1.49	%(5)(8)	1.71	%(5)	1.18	%(4)(5)	1.18	%(4)	1.27%	0.67%
Rebate from Morgan Stanley affiliate	0.01	%(5)(8)	0.01%		0.00	%(6)	–		–	–
Supplemental Data:
Net assets, end of period, in thousands	$93,874		$104,619		$193,043		$143,730		$115,680	$83,766
Portfolio turnover rate	16	%(7)	31%		22%		13%		22%	33%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%
October 31, 2006	1.32	1.16

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Amount is less than 0.005%

  (7)  Not Annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.19		$16.69		$12.97		$10.55		$9.06	$7.93
Income (loss) from investment operations:
Net investment income (loss)(1)	0.03		0.13		0.08		0.05		0.05	(0.01)
Net realized and unrealized gain (loss)	(0.52)		(7.53)		3.75		2.49		1.48	1.19
Total income (loss) from investment operations	(0.49)		(7.40)		3.83		2.54		1.53	1.18
Less dividends from net investment income	–		(0.10)		(0.11)		(0.12)		(0.04)	(0.05)
Net asset value, end of period	$8.70		$9.19		$16.69		$12.97		$10.55	$9.06
Total Return(2)	(5.33	)%(7)	(44.49)%		29.58%		24.28%		16.88%	14.87%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.57	%(5)(8)	2.10	%(5)	2.08	%(4)(5)	2.05	%(4)	2.05%	2.33%
Net investment income (loss)	0.74	%(5)(8)	0.90	%(5)	0.43	%(4)(5)	0.43	%(4)	0.52%	(0.09)%
Rebate from Morgan Stanley affiliate	0.01	%(5)(8)	0.01%		0.00	%(6)	–		–	–
Supplemental Data:
Net assets, end of period, in thousands	$20,429		$30,185		$99,635		$166,184		$163,974	$193,796
Portfolio turnover rate	16	%(7)	31%		22%		13%		22%	33%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.07	0.41

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Amount is less than 0.005%

  (7)  Not Annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.11		$16.63		$12.94		$10.54		$9.06	$7.92
Income (loss) from investment operations:
Net investment income (loss)(1)	0.03		0.13		0.06		0.06		0.05	(0.01)
Net realized and unrealized gain (loss)	(0.51)		(7.47)		3.76		2.48		1.47	1.20
Total income (loss) from investment operations	(0.48)		(7.34)		3.82		2.54		1.52	1.19
Less dividends from net investment income	–		(0.18)		(0.13)		(0.14)		(0.04)	(0.05)
Net asset value, end of period	$8.63		$9.11		$16.63		$12.94		$10.54	$9.06
Total Return(2)	(5.27	)%(7)	(44.50)%		29.58%		24.34%		16.81%	15.03%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.57	%(5)(8)	2.07	%(5)	2.08	%(4)(5)	2.04	%(4)	2.05%	2.31%
Net investment income (loss)	0.74	%(5)(8)	0.96	%(5)	0.43	%(4)(5)	0.44	%(4)	0.52%	(0.07)%
Rebate from Morgan Stanley affiliate	0.01	%(5)(8)	0.01%		0.00	%(6)	–		–	–
Supplemental Data:
Net assets, end of period, in thousands	$14,526		$16,660		$37,085		$30,552		$22,856	$24,527
Portfolio turnover rate	16	%(7)	31%		22%		13%		22%	33%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.06	0.42

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Amount is less than 0.005%

  (7)  Not Annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.33		$17.00		$13.23		$10.76		$9.24	$8.07
Income (loss) from investment operations:
Net investment income(1)	0.08		0.27		0.21		0.15		0.15	0.08
Net realized and unrealized gain (loss)	(0.53)		(7.64)		3.83		2.57		1.51	1.20
Total income (loss) from investment operations	(0.45)		(7.37)		4.04		2.72		1.66	1.28
Less dividends from net investment income	–		(0.30)		(0.27)		(0.25)		(0.14)	(0.11)
Net asset value, end of period	$8.88		$9.33		$17.00		$13.23		$10.76	$9.24
Total Return(2)	(4.82	)%(7)	(44.16)%		31.33%		25.61%		18.03%	15.97%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.57	%(5)(8)	1.10	%(5)	1.08	%(4)(5)	1.05	%(4)	1.05%	1.33%
Net investment income	1.74	%(5)(8)	1.95	%(5)	1.43	%(4)(5)	1.43	%(4)	1.52%	0.91%
Rebate from Morgan Stanley affiliate	0.01	%(5)(8)	0.01%		0.00	%(6)	–		–	–
Supplemental Data:
Net assets, end of period, in thousands	$779		$10,085		$22,888		$22,974		$134,631	$143,890
Portfolio turnover rate	16	%(7)	31%		22%		13%		22%	33%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%
October 31, 2006	1.07	1.41

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Amount is less than 0.005%

  (7)  Not Annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.28		$14.14
Loss from investment operations:
Net investment income(1)	0.05		0.15
Net realized and unrealized loss	(0.53)		(5.01)
Total loss from investment operations	(0.48)		(4.86)
Less dividends from net investment income	–		0.00
Net asset value, end of period	$8.80		$9.28
Total Return(2)	(5.07	)%(5)	(34.44	)%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.07	%(4)(6)	1.62	%(4)(6)
Net investment income	1.24	%(4)(6)	1.96	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01	%(4)(6)	0.01	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$62		$66
Portfolio turnover rate	16	%(5)	31	%(5)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.28		$14.14
Loss from investment operations:
Net investment income(1)	0.06		0.16
Net realized and unrealized loss	(0.52)		(5.02)
Total loss from investment operations	(0.46)		(4.86)
Less dividends from net investment income	–		0.00
Net asset value, end of period	$8.82		$9.28
Total Return(2)	(4.96	)%(5)	(34.37	)%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.92	%(4)(6)	1.47	%(4)(6)
Net investment income	1.39	%(4)(6)	2.11	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01	%(4)(6)	0.01	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$62		$66
Portfolio turnover rate	16	%(5)	31	%(5)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
International Fund

Semiannual Report

April 30, 2009

INLSAN
IU09-02733P-Y04/09

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 23, 2009

3